Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Stockholders' Equity
Common stock dividends, per share (in dollars per share)	$ 0.48	$ 0.48	$ 0.42
Retirement of treasury stock (in shares)			469,657